Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 7,956,000.00	Taxes	UNITED STATES	snj:US-FL	Internal Revenue Service [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 2
	3,596,000.00	Taxes	UNITED STATES	snj:US-FL	United States Treasury [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 3
	902,000.00	Taxes	UNITED STATES	snj:US-FL	U.S. Customs and Border Protection [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 4
	71,000	Fees	UNITED STATES	snj:US-FL	U.S. Customs and Border Protection [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 5
	3,758,000	Royalties	UNITED STATES	snj:US-NM	U.S. Department of the Interior 1 [Member]	Carlsbad Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 6
	12,000	Fees	UNITED STATES	snj:US-FL	U.S. Department of the Interior 1 [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 7
	223,000	Taxes	UNITED STATES	snj:US-FL	USDA APHIS Wildlife Services [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 8
	20,790,000	Taxes	PERU	snj:PE-LIM	Superintendencia Nacional [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 9
	807,000	Taxes	PERU	snj:PE-LIM	Banco de la Nacion [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 10
	15,104,000	Taxes	PERU	snj:PE-LIM	Agencia de Promocion de la Inversion Privada [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 11
	876,000	Royalties	PERU	snj:PE-LIM	Instituto Geologico Minero y Metalu [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 12
	76,310,000	Fees	PERU	snj:PE-LIM	Superintendencia Nacional [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 13
	364,000	Fees	PERU	snj:PE-LIM	Organismo de Evaluacion y Fiscaliza [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 14
	623,000	Fees	PERU	snj:PE-LIM	Organismo Supervisor de la Inversio [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 15
	6,821,000	Taxes	CANADA	snj:CA-SK	Minister of Finance - Revenue Division (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 16
	28,863,000	Taxes	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 17
	20,725,000	Taxes	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 18
	48,000	Taxes	CANADA	snj:CA-SK	Saskatchewan Power Corporation [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 19
	1,898,000	Taxes	CANADA	snj:CA-SK	Rural Municipality of Colonsay [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 20
	81,000	Taxes	CANADA	snj:CA-SK	Ministry of Treasury Board and Finance (Alberta) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 21
	4,786,000	Royalties	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 22
	723,000	Fees	CANADA	snj:CA-SK	Saskatchewan Water Corporation [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 23
	29,000	Fees	CANADA	snj:CA-SK	Water Security Agency (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 24
	198,000	Fees	CANADA	snj:CA-SK	Saskatchewan Workers Compensation Board [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 25
	970,000	Fees	CANADA	snj:CA-SK	Saskatchewan Power Corporation [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 26
	5,529,000	Taxes	CANADA	snj:CA-SK	Rural Municipality of Spy Hill [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 27
	800,000	Taxes	CANADA	snj:CA-SK	Langenburg Rural Municipality of 181 [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 28
	1,430,000	Taxes	CANADA	snj:CA-SK	Minister of Finance - Revenue Division (Saskatchewan) [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 29
	70,535,000	Taxes	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 30
	14,943,000	Taxes	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 31
	1,409,000	Taxes	CANADA	snj:CA-SK	Saskatchewan Power Corporation [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 32
	780,000	Taxes	CANADA	snj:CA-SK	Revenue Quebec [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 33
	17,911,000	Royalties	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 34
	14,000	Fees	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 35
	320,000	Fees	CANADA	snj:CA-SK	TransGas Limited [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 36
	36,000	Fees	CANADA	snj:CA-SK	Rural Municipality of Spy Hill [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 37
	168,000	Fees	CANADA	snj:CA-SK	Water Security Agency (Saskatchewan) [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 38
	475,000	Fees	CANADA	snj:CA-SK	Saskatchewan Workers Compensation Board [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 39
	49,898,000	Fees	CANADA	snj:CA-SK	Saskatchewan Power Corporation [Member]	Mosaic Esterhazy Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]
#: 40
	2,195,000	Taxes	CANADA	snj:CA-SK	Rural Municipality of Pense 160 [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 41
	22,229,000	Taxes	CANADA	snj:CA-SK	Minister of Finance - Revenue Division (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 42
	330,000	Taxes	CANADA	snj:CA-SK	TransGas Limited [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 43
	102,189,000	Taxes	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 44
	75,653,000	Taxes	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 45
	101,000	Taxes	CANADA	snj:CA-SK	Ministry of Treasury Board and Finance (Alberta) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 46
	0	Taxes	CANADA	snj:CA-SK	Revenue Quebec [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 47
	11,425,000	Royalties	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 48
	3,053,000	Fees	CANADA	snj:CA-SK	Saskatchewan Water Corporation [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 49
	11,575,000	Fees	CANADA	snj:CA-SK	TransGas Limited [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 50
	8,000	Fees	CANADA	snj:CA-SK	Rural Municipality of Pense 160 [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 51
	19,000	Fees	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 52
	466,000	Fees	CANADA	snj:CA-SK	Water Security Agency (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 53
	6,407,000	Fees	CANADA	snj:CA-SK	TD Energy Trading Inc. [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 54
	94,000	Fees	CANADA	snj:CA-SK	Saskatchewan Workers Compensation Board [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 55
	270,000	Fees	CANADA	snj:CA-SK	SaskEnergy Incorporated [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 56
	16,000	Fees	CANADA	snj:CA-SK	Saskatchewan Power Corporation [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 57
	4,000	Taxes	CANADA	snj:CA-SK	Rural Municipality of Spy Hill [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 58
	270,000	Taxes	CANADA	snj:CA-SK	TD Energy Trading Inc. [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 59
	1,000	Taxes	CANADA	snj:CA-SK	Saskatchewan Power Corporation [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 60
	7,000	Taxes	CANADA	snj:CA-SK	Rural Municipality of Colonsay [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 61
	34,000	Fees	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 62
	29,245,000	Taxes	CANADA	snj:CA-SK	Minister of Finance - Revenue Division (Saskatchewan) [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 63
	42,962,000	Taxes	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 64
	1,272,000	Taxes	BRAZIL	snj:BR-MG	Araxa-MG Prefeitura Municipal [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 65
	9,671,000	Royalties	BRAZIL	snj:BR-MG	Companhia de Desenvolvimento [Member]	Araxa [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 66
	1,030,000	Royalties	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao 1 [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 67
	165,000	Taxes	BRAZIL	snj:BR-SP	Ministerio da Fazenda [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 68
	1,824,000	Taxes	BRAZIL	snj:BR-SP	Prefeitura Municipal de Cajati [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 69
	761,000	Royalties	BRAZIL	snj:BR-SP	Fundo Especial de D do I de P Ambie [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 70
	761,000	Royalties	BRAZIL	snj:BR-SP	Fundo Especial de Desp do Gabinete [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 71
	308,000	Taxes	BRAZIL	snj:BR-SP	Ministerio da Economia 1 [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 72
	11,262,000	Taxes	BRAZIL	snj:BR-SP	Sao Paulo Governo do Estado [Member]	Cajati 1 [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 73
	419,000	Royalties	BRAZIL	snj:BR-GO	Agencia Nacional de Mineracao 1 [Member]	Catalao [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 74
	3,313,000	Taxes	BRAZIL	snj:BR-GO	Goias Secretaria da Fazenda [Member]	Catalao [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 75
	274,000	Fees	BRAZIL	snj:BR-GO	Agencia Nacional de Mineracao 1 [Member]	Catalao [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 76
	22,970,000	Taxes	BRAZIL	snj:BR-SP	Ministerio da Economia [Member]	Corporate [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]
#: 77
	2,421,000	Fees	BRAZIL	snj:BR-SP	Ministerio do Trabalho e Emprego MT [Member]	Corporate [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]
#: 78
	3,118,000	Taxes	BRAZIL	snj:BR-SP	Ministerio do Trabalho e Emprego MT [Member]	Corporate [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]
#: 79
	3,172,000	Royalties	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao 1 [Member]	Patrocinio [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 80
	155,000	Fees	BRAZIL	snj:BR-MG	Instituto Estadual de Florestas [Member]	Patrocinio [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 81
	959,000	Taxes	BRAZIL	snj:BR-MG	Municipio de Tapira [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 82
	3,687,000	Royalties	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao 1 [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 83
	168,000	Fees	BRAZIL	snj:BR-MG	Instituto Estadual de Florestas [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 84
	357,000	Fees	BRAZIL	snj:BR-MG	Municipio de Tapira [Member]	Tapira [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 85
	7,062,000	Taxes	BRAZIL	snj:BR-MG	Ministerio da Economia 1 [Member]	Uberaba [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 86
	3,528,000	Taxes	BRAZIL	snj:BR-MG	Prefeitura Municipal de Uberaba [Member]	Uberaba [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 87
	155,000	Taxes	BRAZIL	snj:BR-MG	Prefeitura Municipal de Uberaba [Member]	Uberaba [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 88
	457,000	Taxes	BRAZIL	snj:BR-SE	Ministerio da Economia 2 [Member]	Taquari [Member]	Potash [Member]	Mosaic Fertilizantes Segment [Member]	Underground Mining
#: 89
	45,806,000	Taxes	BRAZIL	snj:BR-SE	Ministerio da Economia 2 [Member]	Taquari [Member]	Potash [Member]	Mosaic Fertilizantes Segment [Member]	Underground Mining
#: 90
	1,790,000	Royalties	BRAZIL	snj:BR-SE	Agencia Nacional de Mineracao 2 [Member]	Taquari [Member]	Potash [Member]	Mosaic Fertilizantes Segment [Member]	Underground Mining
#: 91
	8,494,000	Taxes	BRAZIL	snj:BR-SE	Estado de Sergipe - Administracao [Member]	Taquari [Member]	Potash [Member]	Mosaic Fertilizantes Segment [Member]	Underground Mining
#: 92
	$ 470,000	Taxes	BRAZIL	snj:BR-SE	Prefeitura Municipal de Rosario do [Member]	Taquari [Member]	Potash [Member]	Mosaic Fertilizantes Segment [Member]	Underground Mining